SHARE-BASED PAYMENT (Details 2)	12 Months Ended
Dec. 31, 2025 ¥ / shares shares
Number of options, outstanding at beginning	1,620,000
Exercise price per options, outstanding at beginning | ¥ / shares	¥ 3.115
Effect of Eight-to-One Share Combination	(1,417,500)
Expired	(202,500) [1]
[custom:NumberOfShares-2]
[custom:ExercisePricePerShareOfOptions-2] | ¥ / shares

[1]	The share options expired and lapsed on July 13, 2025, in accordance with the terms of the share option plan.